GENERAL INFORMATION AND BASIS OF PREPARATION (Details) $ / shares in Units, $ in Billions	1 Months Ended	2 Months Ended	6 Months Ended						12 Months Ended
	Feb. 28, 2021 $ / shares	May 31, 2021 AUD ($)	Dec. 31, 2020 day € / shares	Jun. 26, 2020 day	Dec. 31, 2019 day	Jun. 28, 2019 day	Dec. 31, 2018 day	Jun. 29, 2018 day	Dec. 31, 2020 day € / shares	Dec. 31, 2019 day	Dec. 31, 2018 day
Disclosure of classes of share capital [line items]
% equity interest									25.00%
Number of selling days in period | day			134	128	132	129	131	130	262	261	261
UK Sterling
Disclosure of classes of share capital [line items]
Average foreign exchange rate									1.13	1.14	1.13
Closing foreign exchange rate			1.11		1.18				1.11	1.18
US Dollar
Disclosure of classes of share capital [line items]
Average foreign exchange rate									0.88	0.89	0.85
Closing foreign exchange rate			0.81		0.89				0.81	0.89
Norwegian Krone
Disclosure of classes of share capital [line items]
Average foreign exchange rate									0.09	0.10	0.10
Closing foreign exchange rate			0.10		0.10				0.10	0.10
Swedish Krone
Disclosure of classes of share capital [line items]
Average foreign exchange rate									0.10	0.09	0.10
Closing foreign exchange rate			0.10		0.10				0.10	0.10
Icelandic Krone
Disclosure of classes of share capital [line items]
Average foreign exchange rate									0.01	0.01	0.01
Closing foreign exchange rate			0.01		0.01				0.01	0.01
Coca-Cola Amatil Limited | Forecast
Disclosure of classes of share capital [line items]
% equity interest		69.20%
Coca-Cola Amatil Limited | Major business combination | Forecast
Disclosure of classes of share capital [line items]
Cash paid per acquiree share (in AUD per share)	$ 13.50
Coca-Cola Amatil Limited | Minimum | Major business combination | Forecast
Disclosure of classes of share capital [line items]
Consideration paid (received) | $		$ 7.4
Coca-Cola Amatil Limited | Maximum | Major business combination | Forecast
Disclosure of classes of share capital [line items]
Consideration paid (received) | $		$ 9.0
Coca-Cola Amatil Limited | The Coca-Cola Company | Major business combination
Disclosure of classes of share capital [line items]
Proportion of ownership interests held by non-controlling interests	30.80%
Coca-Cola Amatil Limited | The Coca-Cola Company | Major business combination | Forecast
Disclosure of classes of share capital [line items]
Proportion of ownership interests held by non-controlling interests	30.80%
Coca-Cola Amatil Limited | The Coca-Cola Company | Agreed consideration, acquisition 1 | Major business combination | Forecast
Disclosure of classes of share capital [line items]
Cash paid per acquiree share (in AUD per share)	$ 9.57
Increase in proportion of ownership interest in subsidiary	10.80%
Coca-Cola Amatil Limited | The Coca-Cola Company | Agreed consideration, acquisition 2 | Major business combination | Forecast
Disclosure of classes of share capital [line items]
Increase in proportion of ownership interest in subsidiary	20.00%	20.00%
Consideration transferred, cash and shares (in AUD per share)	$ 10.75
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in euros per share) | € / shares			€ 0.01						€ 0.01